November 17, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 33-11387 and 811-04984
Post Effective Amendment No. 120

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (the “Funds”) as new series of the Registrant.  The Funds will each offer initially A Class, C Class, Institutional Class, Y Class, and Investor Class shares of the Fund.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger

Attachments

cc:           Rosemary Behan
John Okray
   American Beacon Advisors, Inc.